SHAREHOLDERS' EQUITY - Summary Of Employee Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Number of options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	160,576
Share-based Payment Arrangement, Option
Number of options
Outstanding, balance		4,717,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		647,217
Exercised		(209,839)
Forfeited		(822,556)
Outstanding, balance		4,332,022	4,717,200
Exercisable options at the end of the year		3,304,097
Options vested and expected to vest at the end of the year		4,290,241
Weighted average exercise price
Outstanding, weighted average exercise price		$ 101.66
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 119.62
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			24.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			175.19
Outstanding, weighted average exercise price		94.11	$ 101.66
Exercisable, weighted average exercise price		76.80
Options vested and expected to vest at the end of the year		$ 93.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years 8 months 8 days	6 years 3 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 9 months 21 days
Outstanding at the beginning of the year, aggregate intrinsic value		$ 339,012
Outstanding at the ending of the year, aggregate intrinsic value		77,308	$ 339,012
Exercisable, aggregate intrinsic value		76,745
Options vested and expected to vest at the end of the year, aggregate intrinsic value		$ 77,246